Basis of Preparation of Half-Year Report (Table)	6 Months Ended
Dec. 31, 2019
Basis Of Preparation Of Half-year Report
Schedule of Operating Lease Liability

31 Dec 2019
Operating lease commitments disclosed as at 30 June 2019	$487,837
Discounted using the lessee's incremental borrowing rate of at the date of initial application	$461,358

Lease liability recognised as at 1 July 2019	$461,358

Of which are:
Current lease liabilities	$209,887
Non-current lease liabilities	$251,471

Right of use of assets increased by	$446,645
Lease liabilities increased by	$461,358
The net impact on retained earnings on 1 July 2019 was a decrease of	$14,712